INCOME TAXES	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

17.	INCOME TAXES

Cayman Islands (“Cayman”)

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands Taxation (“BVI”)

Jiangshan Holding Limited is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Jiangshan Holding Limited is not subject to income tax.

Hong Kong (“HK”)

Hong Kong Changfeng Holding Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.

The People’s Republic of China

Under the PRC Enterprise Income Tax Law, the statutory income tax rate is 25%, and the enterprise income tax rate will be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTEs”). Julong Online first obtained a HNTE certificate in 2019 and was entitled to enjoy the preferential tax rate of 15% after 2019.

The current and deferred components of the income tax expense appearing in the combined and consolidated statements of operations are as follows:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current tax expense	1,948,306	3,112,235	5,093,655	715,501
Deferred tax expense (benefit)	47,686	(62,886)	(472,162)	(66,324)
Total	1,995,992	3,049,349	4,621,493	649,177

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets
Net operating loss carry-forwards	3,644	3,705	520
Operating lease liabilities	6,668	5,460	767
Allowance for receivables	565,519	1,038,888	145,932

Total deferred tax assets	575,831	1,048,054	147,219
Less: valuation allowance	(3,644)	(3,705)	(520)

Total deferred tax assets, net	572,187	1,044,349	146,699

Total deferred tax liabilities	-	-

Deferred tax assets, net	572,187	1,044,349	146,699

The roll forward of valuation allowances of deferred tax assets:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Balance as of beginning of year	-	3,644	512
Addition of valuation allowance	3,644	61	9
Balance as of end of year	3,644	3,705	521

Following is a reconciliation of income tax expense at the effective rate from income tax at the statutory rate:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Income before income taxes	13,219,524	20,118,750	30,779,040	4,323,506
Income tax expense computed at statutory income tax rate	3,304,880	5,029,688	7,694,760	1,080,876
Tax effect of preferential tax rate	(1,321,952)	(2,011,875)	(3,079,155)	(432,527)
Permanent differences	13,064	29,352	5,829	819
Effect of income tax rate difference in other jurisdictions	-	(1,460)	(2)	-
Change in valuation allowance	-	3,644	61	9
Total	1,995,992	3,049,349	4,621,493	649,177

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets. Valuation allowances are established for deferred tax assets based on a more likely than not threshold.